GEOGRAPHICAL SALES AND SEGMENTS	12 Months Ended
Dec. 31, 2012
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
GEOGRAPHICAL SALES AND SEGMENTS

NOTE 19 - GEOGRAPHICAL SALES AND SEGMENTS

Information for the Company's sales by geographical area for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Year Ended December 31,
	2012	2011	2010
Domestic Sales	$111,925,870	$111,130,918	$113,873,505
International Sales	10,472,016	7,486,053	3,579,519
	$122,397,886	$118,616,971	$117,453,024

The Company operates one business segment for the years ended December 31, 2012, 2011 and 2010.